USDC - Schedule of Additional Information In USDC Stable Coin (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD Stable Coin [Abstract]
Opening balance	¥ 0	¥ 0
Collection of USDC from sales of mining products	2,328	0
Collection of USDC from exchange of USDT	43,525
Exchange of USDC into USD	(44,171)
Payment of services fees and other expenses	(8)
Foreign exchange gain	16
Ending balance	¥ 1,690	¥ 0